UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 6/30/2010
                                               ---------

Check here if Amendment []; Amendment Number:
                                               ---------

This Amendment (Check only one):                [] is a restatement
                                                [] adds new holdings entries

Institutional Investment Manager Filing this Report:


Name:      Brevan Howard Asset Management LLP
Address:   55 Baker Street
           London W1U 8EW
           United Kingdom


Form 13F File Number: 028-12590
                      ---------


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   James Vernon
Title:  Managing Member of Brevan Howard Asset Management LLP
Phone:  0207 0222 6200

Signature,  Place,  and  Date  of  Signing:

/s/ James Vernon                   London, United Kingdom        August 16, 2010
---------------------------------  ----------------------------  ---------------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
                                         --------------
Form 13F Information Table Entry Total:         41
                                         --------------
Form 13F Information Table Value Total:    $  459,543
                                         --------------
                                         (in thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     None




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                                                  BREVAN HOWARD ASSET MANAGEMENT LLP
                                                                FORM 13F
                                                    Quarter Ended June 30, 2010

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                                                        VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
                                                       --------  -------  --- ---- ----------  -----     -------------------
       NAME OF ISSUER        TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
----------------------------------------------------------------------------------------------------------------------------
AIRGAS INC                   COM              009363102    3,110    50,000 SH       SOLE                   50,000
BARRICK GOLD CORP            COM              067901108    7,311   161,000 SH       SOLE                  161,000
BERKSHIRE HATHAWAY INC DEL   CL A             084670108   17,160       143 SH       SOLE                      143
BRIGHAM EXPLORATION CO       COM              109178103    3,334   216,800 SH       SOLE                  216,800
CARNIVAL CORP                PAIRED CTF       143658300    5,927   196,005 SH       SOLE                  196,005
CATERPILLAR INC DEL          COM              149123101    6,007   100,000 SH  PUT  SOLE                  100,000
CF INDS HLDNGS INC           COM              125269100    1,904    30,000 SH       SOLE                   30,000
CITIGROUP INC                COM              172967101    1,880   500,000 SH       SOLE                  500,000
CITIGROUP INC                COM              172967101    5,640 1,500,000 SH  CALL SOLE                1,500,000
CITIGROUP INC                UNIT 99/99/9999  172967416   16,949   150,000 SH       SOLE                  150,000
DRYSHIPS INC.                NOTE 5.000%12/0  262498AB4    2,984     4,000 PRN      SOLE                                 NONE
ELDORADO GOLD CORP NEW       COM              284902103      898    50,000 SH       SOLE                   50,000
EXXON MOBIL CORPORATION      COM              30231G102   20,181   353,624 SH       SOLE                  353,624
INTEL CORP                   COM              458140100   15,513   797,570 SH       SOLE                  797,570
INTERNATIONAL BUSINESS MACHS COM              459200101    5,557    45,000 SH       SOLE                   45,000
ISHARES TR INDEX             FTSE XNHUA IDX   464287184    9,783   250,000 SH  CALL SOLE                  250,000
ISHARES TR INDEX             MSCI EMERG MKT   464287234   23,325   625,000 SH  CALL SOLE                  625,000
JP MORGAN CHASE & CO         COM              46625H100    1,464    40,000 SH       SOLE                   40,000
KRAFT FOODS INC              CL A             50075N104    1,820    65,000 SH       SOLE                   65,000
MARKET VECTORS ETF TR        GOLD MINER ETF   57060U100   23,902   460,000 SH  CALL SOLE                  460,000
MARKET VECTORS ETF TR        JR GOLD MINERS E 57060U589   13,630   500,000 SH  CALL SOLE                  500,000
MEAD JOHNSON NUTRITION CO    COM              582839106   59,006 1,177,300 SH       SOLE                1,177,300
MICROSOFT CORP               COM              594918104    6,931   301,200 SH       SOLE                  301,200
MONSANTO CO NEW              COM              61166W101    4,160    90,000 SH       SOLE                   90,000
NEW YORK CMNTY BANCORP INC   COM              649445103    1,527   100,000 SH       SOLE                  100,000
NEWMONT MINING CORP          COM              651639106   12,204   197,675 SH       SOLE                  197,675
OIL SVC HOLDRS TR            DEPOSTRY RCPT    678002106    3,778    40,000 SH  CALL SOLE                   40,000
PFIZER INC                   COM              717081103    4,278   300,000 SH       SOLE                  300,000
QUALCOMM INC                 COM              747525103    3,284   100,000 SH       SOLE                  100,000
QUALCOMM INC                 COM              747525103    3,284   100,000 SH  CALL SOLE                  100,000
RIO TINTO PLC                SPONSORED ADR    767204100    3,052    70,000 SH       SOLE                   70,000
SELECT SECTOR SPDR TR        SBI INT-FINL     81369Y605    6,905   500,000 SH  PUT  SOLE                  500,000
SENSATA TECHNOLOGIES HLDG BV SHS              N7902X106    2,812   175,885 SH       SOLE                  175,885
SPDR GOLD TRUST              GOLD SHS         78463V107    7,897    64,900 SH       SOLE                   64,900
SPDR GOLD TRUST              GOLD SHS         78463V107  133,848 1,100,000 SH  CALL SOLE                1,100,000
SUNCOR  ENERGY INC NEW       COM              867224107    6,771   230,000 SH       SOLE                  230,000
TECK RESOURCES LTD           CL B             878742204    2,514    85,000 SH       SOLE                   85,000
US BANCORP DEL               COM NEW          902973304    2,347   105,000 SH       SOLE                  105,000
VEECO INSTRS INC DEL         COM              922417100      788    23,000 SH       SOLE                   23,000
VISA INC                     COM CL A         92826C839    3,444    48,673 SH       SOLE                   48,673
WALTER ENERGY INC            COM              93317Q105    2,434    40,000 SH       SOLE                   40,000
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